Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Millions	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 300.3	$ 412.5	$ 26.4	$ 0.6	$ 739.8
U.S Federal Government [Member]
Total	72.7	147.1	0.8		220.6
Government of Queensland [Member]
Total	2.5	135.3	17.9		155.7
Government of New South Wales [Member]
Total	3.3	$ 130.1	$ 7.7	$ 0.6	141.7
Government of Australia [Member]
Total	$ 221.8				$ 221.8